PRINCIPAL ACCOUNTING POLICIES (Details 2)	12 Months Ended						12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2013 Amended and restated share pledge agreements	Dec. 31, 2013 Amended and restated exclusive option agreements	Dec. 31, 2013 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement	Dec. 31, 2012 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement	Dec. 31, 2011 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement	Dec. 31, 2013 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Air tickets Minimum USD ($)	Dec. 31, 2013 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Air tickets Minimum CNY	Dec. 31, 2013 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Air tickets Maximum USD ($)	Dec. 31, 2013 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Air tickets Maximum CNY	Dec. 31, 2013 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Packaged-tour products Minimum USD ($)	Dec. 31, 2013 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Packaged-tour products Minimum CNY	Dec. 31, 2013 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Packaged-tour products Maximum USD ($)	Dec. 31, 2013 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Packaged-tour products Maximum CNY	Dec. 31, 2012 Chengdu Ctrip and Chengdu Ctrip International CNY	Dec. 31, 2011 Chengdu Ctrip and Chengdu Ctrip International CNY	Dec. 31, 2013 Variable interest entities CNY	Dec. 31, 2012 Variable interest entities CNY	Dec. 31, 2011 Variable interest entities CNY
Financial information of the group's VIEs
Average rate per ticket based on number of tickets sold												$ 1	8	$ 14	85
Average rate per person per tour based on number of tour packages sold																4	27	21	125
Service fees charged from affiliates as percentage of their total net income									105.90%	82.70%	77.70%											105.90%	82.70%	77.70%
Term of technical consulting and services agreements									10 years
Term of automatic renewal of technical consulting and services agreements									10 years
Written notice period required to be served for the termination of agreements									30 days
Period of expiration of share pledge agreements after the pledgor							2 years
Term of exclusive option agreements								10 years
Term of automatic renewal of exclusive option agreements								10 years
Value of an asset of a consolidated VIE that can be used only to settle obligations of the VIE, except for registered capital and PRC statutory reserves		0
Amount of registered capital and PRC statutory reserves of VIEs																						444,000,000
Total assets	3,438,966,989	20,818,474,462	11,669,751,008																			5,982,258,881	3,724,911,506
Less: Inter-company receivables																						(373,041,663)	(542,006,382)
Total assets excluding inter-company																						5,609,217,218	3,182,905,124
Total liabilities	1,996,859,524	12,088,388,503	5,084,871,395																			5,287,287,035	2,835,938,149
Less: Inter-company payables																						(1,442,636,737)	(564,890,117)
Total liabilities excluding inter-company																						3,844,650,298	2,271,048,032
Cash and cash equivalents	1,179,170,559	7,138,344,814	3,421,532,962	3,503,428,418	565,196,980	2,153,935,111																1,500,000,000	1,400,000,000
Short-term investment	600,474,248	3,635,090,955	1,408,664,335																			1,600,000,000	118,000,000
Accounts receivables	250,793,734	1,518,230,029	983,804,403																			1,100,000,000	754,000,000
Prepayments and other current assets	200,828,632	1,215,756,287	993,820,540																			912,000,000	534,000,000
Advances from customers	405,030,221	2,451,931,450	1,414,865,769																			2,100,000,000	1,200,000,000
Accounts payable	270,503,299	1,637,545,824	1,023,672,151																			1,300,000,000	792,000,000
Taxes payable	52,083,793	315,299,656	216,456,010																			46,000,000	66,000,000
Salary and welfare payable	42,559,387	257,641,763	229,969,924																			119,000,000	78,000,000
Other payables and accruals	104,911,864	635,104,949	343,757,881																			181,000,000	79,000,000
Net revenues	889,826,973	5,386,745,542	4,158,791,249	3,498,084,628																		3,137,211,893	2,465,286,325	1,923,643,591
Cost of revenues	229,077,600	1,386,767,067	1,037,791,093	805,129,784																		904,328,902	644,886,101	461,223,883
Net income / (loss)	149,727,042	906,402,585	690,510,763	1,084,960,155																		(74,463,933)	198,929,052	206,213,884
Revenues as a percent of total																						58.00%
Net income before the deduction of inter-company consulting fee charges																						1,300,000,000	1,100,000,000	956,000,000
Service fee																				286,000,000	201,000,000